Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Feb. 27, 2017
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers CenterSquare Real Estate Fund

Supplement dated January 5, 2018 to the Prospectus,

dated February 27, 2017, as revised June 24, 2017 and supplemented September 22, 2017, and

Statement of Additional Information dated February 27, 2017, as supplemented September 22, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated, revised and supplemented as noted above.

Effective as of the date of this Supplement, all references in the Prospectus and SAI to the Fund’s subadviser are changed to CenterSquare Investment Management LLC (“CenterSquare”).

AMG Managers CenterSquare Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers CenterSquare Real Estate Fund

Supplement dated January 5, 2018 to the Prospectus,

dated February 27, 2017, as revised June 24, 2017 and supplemented September 22, 2017, and

Statement of Additional Information dated February 27, 2017, as supplemented September 22, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers CenterSquare Real Estate Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated, revised and supplemented as noted above.

Effective as of the date of this Supplement, all references in the Prospectus and SAI to the Fund’s subadviser are changed to CenterSquare Investment Management LLC (“CenterSquare”).